Investments in subsidiaries (Subsidiaries acquired from asset acquisitions) (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	[1]
Shangrao Hongyuan Power Co., Ltd. ("Hongyuan Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 397,800,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Poyang Luohong Power Co., Ltd. ("Luohong Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 780,000,000
Business nature and scope of operations	Investment, construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Shuozhou Taizhong Wind Power Limited Company ("Shuozhou Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 362,703,300
Business nature and scope of operations	Investment, construction, operation and management of wind power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Wuzhai Taizhong New Energy Wind Power Limited Company ("Wuzhai Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 518,147,600
Business nature and scope of operations	Investment, construction, operation and management of wind power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Xian Xvheng New Energy Limited Company ("Xvheng New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[2]
Type of interest held	Held indirectly	[2]
Registered capital	¥ 539,000,000	[2]
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects	[2]
Percentage of equity interest held, Interest	100.00%	[2]
Percentage of equity interest held, Voting	100.00%	[2]
Licheng Yingheng Clean Energy Limited Company ("Yingheng Clean Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[2]
Type of interest held	Held indirectly	[2]
Registered capital	¥ 1,100,000,000	[2]
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects	[2]
Percentage of equity interest held, Interest	49.00%	[2]
Percentage of equity interest held, Voting	100.00%	[2]

[1]	These companies were newly acquired in 2019.
[2]	These companies are subsidiaries of Shanxi Comprehensive Energy. The Group holds 100% interests in Shanxi Comprehensive Energy. Thus, the Group indirectly holds equity interests in these companies through their parent company. Xvheng New Energy, a wholly-owned subsidiary of Shanxi Comprehensive Energy which was acquired from a third party, holds 49% equity interests in Yingheng Clean Energy. The aforesaid third party holds the remaining 51%equity interests in Yingheng Clean Energy. Pursuant to the cooperation agreement entered into between Shanxi Comprehensive Energy and the aforesaid third party, the third party will not pay any share capital to Yingheng Clean Energy and thus will neither enjoy any shareholder rights nor bear any shareholder obligations in Yingheng Clean Energy. As a result, the Group has control over Yingheng Clean Energy.